Consolidated Investment Products (Beginning And Ending Fair Value Measurements For Level 3 Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net unrealized gains/losses attributable to investments	$ 28.3	$ 24.1
Level 3 Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	929.1	972.8
Gain and losses included in the Condensed Consolidated Statement of Income, level 3 assets	12.4	81.1
Foreign exchange, Level 3 Assets	(3.1)	10.6
Ending balance	602.9	929.1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchase recorded relating to the CLO investment (assets)	8.9	52.2
deconsolidation of consolidated investment products level three	0	0
Transfers, net	(9.9)	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements		0
Sales recorded relating the CLO investment	(334.5)	(187.6)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Issues	0	0
Level 3 Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance (Liability)	(5,512.9)	(5,865.4)
Purchases recorded relating to the CLO investment (liabilities)	0	0
deconsolidation of consolidated investment products level three	2,123.7	0
Gains and losses included in the consolidated statements of income	(349.2)	(74.1)
Transfers, net	0	0
Foreign exchange, Level 3 Liabilities	11.6	(103.8)
Ending Balance (Liability)	(3,899.4)	(5,512.9)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Sales	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issues	792.5	0
Settlements recorded relating to the CLO investment	$ 619.9	$ 530.4